                              [GRAPHIC]


[GRAPHIC]
                              Smith Barney
                              Aggressive Growth
                              Fund Inc.

                              --------------------------------------------------
                              ANNUAL REPORT
                              --------------------------------------------------

                              August 31, 1998


                    [LOGO]    Smith Barney Mutual Funds
                              Investing for your future.
                              Every day.(SM)

Smith Barney Aggressive Growth Fund Inc.
================================================================================

     The Smith Barney Aggressive Growth Fund Inc. seeks capital appreciation through investment primarily in common stocks of companies that the Fund's investment adviser believes are experiencing, or have the potential to experience, growth in earnings that exceed the average earnings growth rate of companies whose securities are included in the S&P 500 Index. They are often small- or medium-sized companies that stand to benefit from new products or services, technological developments or changes in management.

Smith Barney Aggressive Growth Fund Inc.
Average Annual Total Returns
August 31, 1998

                                               Without Sales Charges(1)
                                      ------------------------------------------
                                      Class A        Class B      Class L(2)
================================================================================
One-Year                              (15.16)%       (15.90)%       (15.80)%
--------------------------------------------------------------------------------
Five-Year                              11.88          11.00          11.04
--------------------------------------------------------------------------------
Ten-Year                               14.33            N/A            N/A
--------------------------------------------------------------------------------
Since Inception++                      12.65          11.93          12.57
================================================================================


                                                With Sales Charges(3)
                                      ------------------------------------------
                                      Class A        Class B      Class L(2)
================================================================================
One-Year                              (19.40)%       (19.90)%       (17.44)%
--------------------------------------------------------------------------------
Five-Year                              10.74          10.87          10.82
--------------------------------------------------------------------------------
Ten-Year                               13.74            N/A            N/A
--------------------------------------------------------------------------------
Since Inception++                      12.26          11.93          12.36
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)  On June 12, 1998, Class C shares were renamed Class L shares.
(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.
     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.
++ Inception dates for Class A, B and L shares are October 24, 1983, November 6, 1992 and May 13, 1993, respectively.


================================================================================
FUND HIGHLIGHT
================================================================================

We believe that the stock market has reached an important low. Interest rates on long-term government bonds are at their lowest levels in over a generation and, based on the yield curve, we would not be surprised if the Federal Reserve Board lowers short-term rates several more times within the next few months. (The yield curve shows the difference between short- and long-term rates.) It is also possible that the stock market is following its typical four-year pattern in which a major low is recorded every four years (during the off presidential election year), auguring for a much better 1999.

================================================================================
NASDAQ SYMBOL
================================================================================

           Class A                                     SHRAX
           Class B                                     SAGBX
           Class L                                     SAGLX

================================================================================
WHAT'S INSIDE
================================================================================
Shareholder Letter ........................................................   1

Historical Performance ....................................................   4

Smith Barney Aggressive Growth Fund Inc.
at a Glance ...............................................................   7

Schedule of Investments ...................................................   8

Statement of Assets and Liabilities .......................................  10

Statement of Operations ...................................................  11

Statements of Changes in Net Assets .......................................  12

Notes to Financial Statements .............................................  13

Financial Highlights ......................................................  16

Independent Auditors' Report ..............................................  21

Tax Information ...........................................................  22

Additional Shareholder Information ........................................  23


================================================================================
SHAREHOLDER LETTER
================================================================================

[PHOTO]                            [PHOTO]

HEATH B.                           RICHARD A.
MCLENDON                           FREEMAN

Chairman                           Vice President and
                                   Investment Officer

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Aggressive Growth Fund ("Fund") for the year ended August 31, 1998. In this report, we summarize the period's prevailing economic and market conditions, and outline our portfolio strategy. A detailed summary of the Fund's performance and current holdings can be found in the appropriate sections that follow.

A Classic Series Fund

The Aggressive Growth Fund is part of the Classic Series of Smith Barney Mutual Funds. The Classic Series funds are mutual funds whose investment decisions are determined by experienced portfolio managers based on each fund's investment objectives and guidelines. Funds in the Smith Barney Classic Series invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

Fund Performance

For the year ended August 31, 1998, the Fund had negative total returns of 15.16%, 15.90% and 15.80% for its Class A, B and L shares, respectively. During the same 12-month period, the Russell 2500 Growth Index* and the Value Line Composite Index-Geometric,** that we consider good measures of performance for the kinds of securities held in the Fund, declined 25.52% and 17.21%, respectively.

For the six months ended August 31, 1998, the net asset value of Class A, B and L shares declined by 22.22%, 22.55% and 22.53%, respectively. In the same six-month period, the Russell 2500 Growth Index and Value Line Composite Index-Geometric declined 29.45% and 23.55%, respectively.

Market Overview

In this section, we will attempt to put the most recent market decline into perspective and offer some insights as to the possible future course of emerging growth stocks. Based on data supplied by our internal research, the average decline for the NASDAQ universe for stocks, from their 52-week highs, now approaches 50%. Back in 1987, by comparison, this figure was about 45%. In 1990, the last overall bear market, the average decline for the entire NASDAQ universe was about 42%.

The last time that the average NASDAQ decline was as severe as the recent market was back in 1974. Based on the declines within the emerging growth sector, relative valuations for smaller stocks are at multi-decade lows.

August 1998 was the poorest month for the overall stock market since October 1997. The market decline was widespread, with the most intense pressure being felt in the mid- and small-capitalization sectors. In

----------
* Russell 2500 Growth Index is a broad-based index representing smaller-sized U.S. companies.
** The Value Line Composite Index-Geometric is composed of the 1,700 stocks tracked by the Value Line Investment Survey.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       1

August alone, the Russell 2500 Growth Index declined 22.7%. In our view, several factors contributed to this unusually weak performance by the stock market including:

 .    Continued deterioration in key Asian economies, most notably Japan, the region's most important country from an economic standpoint.

 .    Russia defaulted on its debt payments, which led to sizable writeoffs for commercial banks and other financial institutions, and substantial losses by many leveraged investors whose portfolios were exposed to that country's debt. This contributed to a "mini-snowball" effect whereby sound investments were liquidated to fund margin calls left in the wake of Russia's debt default.

 .    The Asian/Russian "contagion" began spreading to Latin America. Countries raised their interest rates to defend their currencies even though that had a negative impact on their economies.

 .    Investor expectations for corporate profits continued to moderate, particularly for multinational companies, as analysts factored in the effects of a slowing global economy.

Investment Strategy and Outlook

The Smith Barney Aggressive Growth Fund's strategy continues to invest in young, innovative companies in dynamic industries that we believe have the potential to generate above-average growth in earnings over a two- to three-year period. Ideally, this growth should come smoothly, immediately and predictably. However, investing in these kinds of young and innovative companies often means that growth does not necessarily proceed in a linear fashion. Nevertheless, provided these young and innovative companies are able to generate above-average earnings growth and sell at a reasonable multiple of those earnings, they usually remain a Fund holding.

Stock markets reflect the collective expectations of investors for the future. Although the past 12-month earnings have generally been quite good for most companies, concern about the pace of future earnings is the major reason for the stock market's weak performance during the summer. While we have designed the Fund's portfolio in order to minimize the impact of earnings disappointments, in actuality, rapidly changing world conditions will at times cause some of our companies to miss a forecast with a corresponding negative adjustment to their share prices. When that happens, we expect management to take advantage of these circumstances, provided balance sheets are healthy (a prerequisite for inclusion in the Fund), by repurchasing their shares on the open market while they are out of favor. When earnings growth resumes, the earnings will be spread over a smaller share base, thereby allowing the earnings per share to grow more quickly. Examples of some companies in the Fund's portfolio that have successfully employed these buybacks to reduce their shares outstanding include Amgen, Intel, United Healthcare and Forest Laboratories.

We try to concentrate our portfolio holdings on those companies with sales and earnings that are not overly dependent on trends in the general economy. With the outlook for overall corporate profit growth more uncertain, we believe that it is important to own those companies that can best control their own destinies. We think that health care securities, the Fund's largest area of concentration, represent just such an opportunity. Health care stocks, particularly biotechnology companies, are somewhat protected from many of the forces dragging down the multinationals such as international economic crisis, political risk, economic cycles and even year 2000 computer problems.

We think that our biotechnology stocks have excellent earnings outlooks, strong finances and generally reliable franchises. Another area affording


--------------------------------------------------------------------------------
2                                             1998 Annual Report to Shareholders
investors predictable U.S. growth are cable television companies. One key Fund highlight during the past six months was the merger agreement signed between Tele-Communications Inc. and AT&T. This follows, by about a year, the $1 billion investment in Comcast (one of our original holdings) by Microsoft. We are quite pleased to see the sizable investments being made in the cable area by other corporate buyers, since we believe it validates our confidence in the group.

During the reporting period, we added to our positions in Chiron, IDEC Pharmaceuticals, United Healthcare, Netscape and Alkermes, and established an initial position in Nanogen. We sold our positions in the following companies:
Applied Materials, Steiner Leisure, Kayner Technologies, IRI International, Ascent Pediatrics, Corixa, Wellman and Aetna. We also cut back our position in Tyco International by roughly 15%, the Fund's largest holding, which fortunately over the years had grown to become a very large percentage of the Fund's assets.

We believe that the stock market has reached an important low. Interest rates on long-term government bonds are at their lowest levels in over a generation and, based on the yield curve, we would not be surprised if the Federal Reserve Board ("Fed") lowers short-term rates several more times within the next few months.* (The yield curve shows the difference between short- and long-term rates.) It is also possible that the stock market is following its typical four-year pattern in which a major low is recorded every four years (during the off presidential election year), auguring for a much better 1999.

The combination of heightened pessimism on the part of the financial media, low interest rates and the historic undervalued levels of emerging growth stocks makes us optimistic that the next six months may witness a significant rebound.

Thank you for your confidence in our investment management approach. We look forward to helping you pursue your financial goals in the years ahead.


Sincerely,

/s/ Heath B. McLendon      /s/ Richard A. Freeman

Heath B. McLendon          Richard A. Freeman
Chairman                   Vice President and
                           Investment Officer

September 23, 1998


================================================================================
Top Ten Holdings+                                          As of August 31, 1998
================================================================================
 1.  Tyco International Ltd.                                               11.8%
--------------------------------------------------------------------------------
 2.  Intel Corp.                                                           10.7
--------------------------------------------------------------------------------
 3.  Forest Laboratories Inc., Class A Shares                               7.7
--------------------------------------------------------------------------------
 4.  CBS Corp.                                                              6.1
--------------------------------------------------------------------------------
 5.  Amgen Inc.                                                             5.4
--------------------------------------------------------------------------------
 6.  Genzyme Corp.-- General Division                                       4.6
--------------------------------------------------------------------------------
 7.  Lehman Brothers Holdings Inc.                                          4.4
--------------------------------------------------------------------------------
 8.  Chiron Corp.                                                           4.1
--------------------------------------------------------------------------------
 9.  United Healthcare Corp.                                                4.1
--------------------------------------------------------------------------------
 10. Genentech Inc.                                                         3.6
--------------------------------------------------------------------------------

+ As a percentage of total common stock.

----------
* The Fed lowered the federal funds rate by 25 basis points on Tuesday, September 29, 1998 and 25 basis points on Thursday, October 15, 1998, after this letter was written.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       3

================================================================================
Historical Performance -- Class A Shares
================================================================================

                                                      Net Asset Value
                                                 -------------------------
                                                 Beginning           End             Income         Capital Gain        Total
Year Ended                                        of Year          of Year          Dividends       Distributions     Returns(1)
====================================================================================================================================
8/31/98                                           $41.80           $33.78            $0.00             $1.96          (15.16)%
------------------------------------------------------------------------------------------------------------------------------------
8/31/97                                            28.76            41.80             0.00              0.81           49.11
------------------------------------------------------------------------------------------------------------------------------------
8/31/96                                            33.53            28.76             0.00              2.37           (7.44)
------------------------------------------------------------------------------------------------------------------------------------
8/31/95                                            26.76            33.53             0.00              1.37           31.95
------------------------------------------------------------------------------------------------------------------------------------
8/31/94                                            23.59            26.76             0.00              0.00           13.44
------------------------------------------------------------------------------------------------------------------------------------
8/31/93                                            18.94            23.59             0.00              0.00           24.55
------------------------------------------------------------------------------------------------------------------------------------
8/31/92                                            20.12            18.94             0.00              0.76           (2.42)
------------------------------------------------------------------------------------------------------------------------------------
8/31/91                                            16.16            20.12             0.00              0.94           31.97
------------------------------------------------------------------------------------------------------------------------------------
8/31/90                                            19.25            16.16             0.02              2.03           (6.38)
------------------------------------------------------------------------------------------------------------------------------------
8/31/89                                            13.68            19.25             0.00              0.43           44.97
====================================================================================================================================
   Total                                                                             $0.02            $10.67
====================================================================================================================================

================================================================================
Historical Performance -- Class B Shares
================================================================================

                                                      Net Asset Value
                                                 -------------------------
                                                 Beginning           End             Income         Capital Gain        Total
Year Ended                                        of Year          of Year          Dividends       Distributions     Returns(1)
====================================================================================================================================
8/31/98                                           $40.17           $32.12            $0.00             $1.96          (15.90)%
------------------------------------------------------------------------------------------------------------------------------------
8/31/97                                            27.88            40.17             0.00              0.81           47.94
------------------------------------------------------------------------------------------------------------------------------------
8/31/96                                            32.82            27.88             0.00              2.37           (8.16)
------------------------------------------------------------------------------------------------------------------------------------
8/31/95                                            26.42            32.82             0.00              1.37           30.93
------------------------------------------------------------------------------------------------------------------------------------
8/31/94                                            23.46            26.42             0.00              0.00           12.62
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 8/31/93                               20.52            23.46             0.00              0.00           14.33+
====================================================================================================================================
   Total                                                                             $0.00             $6.51
====================================================================================================================================

================================================================================
Historical Performance -- Class L Shares
================================================================================

                                                      Net Asset Value
                                                 -------------------------
                                                 Beginning           End             Income         Capital Gain        Total
Year Ended                                        of Year          of Year          Dividends       Distributions     Returns(1)
====================================================================================================================================
8/31/98                                           $40.22           $32.19            $0.00             $1.96          (15.80)%
------------------------------------------------------------------------------------------------------------------------------------
8/31/97                                            27.91            40.22             0.00              0.81           47.97
------------------------------------------------------------------------------------------------------------------------------------
8/31/96                                            32.84            27.91             0.00              2.37           (8.12)
------------------------------------------------------------------------------------------------------------------------------------
8/31/95                                            26.42            32.84             0.00              1.37           31.01
------------------------------------------------------------------------------------------------------------------------------------
8/31/94                                            23.47            26.42             0.00              0.00           12.57
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 8/31/93                               21.14            23.47             0.00              0.00           11.02+
====================================================================================================================================
   Total                                                                             $0.00             $6.51
====================================================================================================================================


--------------------------------------------------------------------------------
4                                             1998 Annual Report to Shareholders

================================================================================
Historical Performance -- Class Y Shares
================================================================================

                                                      Net Asset Value
                                                 -------------------------
                                                 Beginning           End             Income         Capital Gain        Total
Year Ended                                        of Year          of Year          Dividends       Distributions     Returns(1)
====================================================================================================================================
8/31/98                                           $42.07           $34.13            $0.00             $1.96          (14.86)%
------------------------------------------------------------------------------------------------------------------------------------
8/31/97                                            28.84            42.07             0.00              0.81           49.64
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 8/31/96                               31.86            28.84             0.00              2.37          (10.13)+++
====================================================================================================================================
   Total                                                                             $0.00             $5.14
====================================================================================================================================

================================================================================
Historical Performance -- Class Z Shares
================================================================================

                                                      Net Asset Value
                                                 -------------------------
                                                 Beginning           End             Income         Capital Gain        Total
Year Ended                                        of Year          of Year          Dividends       Distributions     Returns(1)
====================================================================================================================================
8/31/98                                           $42.60           $34.58            $0.00             $1.96          (14.86)%
------------------------------------------------------------------------------------------------------------------------------------
8/31/97                                            29.20            42.60             0.00              0.81           49.61
------------------------------------------------------------------------------------------------------------------------------------
8/31/96                                            33.88            29.20             0.00              2.37           (7.07)
------------------------------------------------------------------------------------------------------------------------------------
8/31/95                                            26.94            33.88             0.00              1.37           32.38
------------------------------------------------------------------------------------------------------------------------------------
8/31/94                                            23.67            26.94             0.00              0.00           13.81
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 8/31/93                               20.52            23.67             0.00              0.00           15.35+
====================================================================================================================================
   Total                                                                             $0.00             $6.51
====================================================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

================================================================================
Average Annual Total Return
================================================================================

                                                                          Without Sales Charge(1)
                                                ------------------------------------------------------------------------------------
                                                Class A           Class B           Class L           Class Y           Class Z
====================================================================================================================================
Year Ended 8/31/98                              (15.16)%          (15.90)%          (15.80)%          (14.86)%           (14.86)%
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 8/31/98                         11.88             11.00             11.04               N/A              12.27
------------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 8/31/98                          14.33               N/A               N/A               N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 8/31/98                       12.65             11.93             12.57              5.38              13.20
====================================================================================================================================

                                                                           With Sales Charge(2)
                                                ------------------------------------------------------------------------------------
                                                Class A           Class B           Class L           Class Y           Class Z
====================================================================================================================================
Year Ended 8/31/98                              (19.40)%          (19.90)%          (17.44)%          (14.86)%           (14.86)%
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 8/31/98                         10.74             10.87             10.82               N/A              12.27
------------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 8/31/98                          13.74               N/A               N/A               N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 8/31/98                       12.26             11.93             12.36              5.38              13.20
====================================================================================================================================


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       5

================================================================================
Cumulative Total Return
================================================================================

                                                         Without Sales Charge(1)
================================================================================
Class A (8/31/88 through 8/31/98)                               281.59%
--------------------------------------------------------------------------------
Class B (Inception*  through 8/31/98)                            92.64
--------------------------------------------------------------------------------
Class L (Inception* through 8/31/98)                             87.43
--------------------------------------------------------------------------------
Class Y (Inception* through 8/31/98)                             14.51@
--------------------------------------------------------------------------------
Class Z (Inception* through 8/31/98)                            105.72
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%; respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.
* Inception dates for Class A, B, L, Y and Z shares are October 24, 1983, November 6, 1992, May 13, 1993, October 12, 1995 and November 6, 1992, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.
++ Performance for Class Y shares is for the period from January 31, 1996 through August 31, 1996 since all Class Y shares redeemed during November 1995 and new shares in Class Y were not purchased until January 31, 1996.
@ For the purpose of calculating Class Y shares cumulative total return, an inception date of January 31, 1996 is used.


--------------------------------------------------------------------------------
6                                             1998 Annual Report to Shareholders

================================================================================
Smith Barney Aggressive Growth Fund Inc. at a Glance (unaudited)
================================================================================

Growth of $10,000 Invested in Class A Shares of the Smith Barney Aggressive Growth Fund Inc. vs. Value Line Composite Index and Russell 2500 Growth Index+
--------------------------------------------------------------------------------
                            August 1988--August 1998

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


             Smith Barney      Value Line       Value Line      Russell 2500
              Aggressive     Composite Index  Composite Index      Growth
           Growth Fund Inc.   (Geometric)++    (Arithmetic)++      Index++
           ---------------   ---------------  ---------------  ---------------
Aug 1988        $ 9,500          $10,000          $10,000          $10,000
Aug 1989        $13,772          $12,160          $12,686          $13,073
Aug 1990        $12,894          $ 9,139          $10,188          $11,304
Aug 1991        $17,017          $10,738          $13,029          $14,027
Aug 1992        $16,605          $10,758          $14,162          $13,298
Aug 1993        $20,681          $12,581          $17,569          $16,686
Aug 1994        $23,461          $12,878          $19,019          $17,484
Aug 1995        $30,956          $14,250          $22,182          $22,271
Aug 1996        $28,655          $15,093          $24,779          $25,077
Aug 1997        $42,727          $19,110          $32,951          $31,063
Aug 1998        $36,251          $15,821          $29,204          $23,129

+ Hypothetical illustration of $10,000 invested in Class A shares on August 31, 1988, assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through August 31, 1998. The Value Line Composite Index is composed of approximately 1,700 stocks. The Geometric Index is a geometric average of the daily price percentage change in each stock covering both large and small capitalized companies. The Arithmetic Index is an arithmetic average of the daily price percentage change in each stock covering both large and small capitalized companies. Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

++ It is the opinion of management that the Russell 2500 Growth Index more accurately reflects the current composition of the Smith Barney Aggressive Growth Fund Inc. than the Value Line Composite Index. In future reporting, the Russell 2500 Growth Index will be used as a basis of comparison of total return performance rather than the Value Line Composite Index.


Industry Diversification of Common Stock*
-----------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Biotechnology                                          18.8%
Broadcasting/Cable                                     16.6%
Computer Hardware                                       3.4%
Compuer Software                                        4.0%
Diversified Technology                                  2.7%
Investment Banking Services                             6.3%
Managed Health Care Providers                           4.1%
Multi-Industry                                         11.8%
Pharmaceuticals                                        13.0%
Semiconductors                                         13.5%
Other                                                   5.8%

*    As a percentage of total common stock.


Investment Breakdown**
----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Common Stock                                           99.2%
Foreign Preferred Stock                                 0.8%

**   As a percentage of total investments.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       7

================================================================================
Schedule of Investments                                          August 31, 1998
================================================================================

============================================================================================================
       SHARES                     SECURITY                                                         VALUE
============================================================================================================
COMMON STOCK -- 99.2%
Biotechnology -- 18.7%
       175,000     Alkermes Inc.(a)(b)                                                          $  1,914,062
       600,000     Amgen Inc.(a)                                                                  36,525,000
       232,500     AVANT Immunotherapeutics, Inc.(a)                                                 421,406
     1,950,000     Chiron Corp.(a)(b)                                                             28,031,250
       250,000     Cor Therapeutics Inc.(a)                                                        2,382,813
       370,000     Genentech Inc.(a)(b)                                                           24,420,000
     1,150,000     Genzyme Corp.-- General Division(a)(b)                                         31,050,000
       780,000     NABI Inc.(a)                                                                    2,266,875
------------------------------------------------------------------------------------------------------------
                                                                                                 127,011,406
------------------------------------------------------------------------------------------------------------
Broadcasting/Cable -- 16.4%
       500,000     Cablevision Systems Development Corp., Class A Shares(a)(b)                    16,937,500
     1,591,998     CBS Corp.(a)                                                                   41,391,948
       100,000     Comcast Corp., Class A Shares                                                   3,750,000
       600,000     Comcast Corp., Class A Special Shares                                          22,425,000
       337,500     Liberty Media, Class A Shares(a)(b)                                            11,032,031
       318,101     Tele-Communications Inc., Class A Shares(a)(b)                                 10,497,333
       363,798     Telecom-TCI Ventures, Class A Shares(a)(b)                                      6,048,142
------------------------------------------------------------------------------------------------------------
                                                                                                 112,081,954
------------------------------------------------------------------------------------------------------------
Communications -- 2.0%
       800,000     Arch Communications Group, Inc.(a)                                              2,000,000
     1,000,000     California Microwave Inc.(a)                                                   10,750,000
       625,000     Telular Corp.(a)(b)                                                               761,719
------------------------------------------------------------------------------------------------------------
                                                                                                  13,511,719
------------------------------------------------------------------------------------------------------------
Computer Hardware -- 3.4%
     2,000,000     Quantum Corp.(a)                                                               22,875,000
------------------------------------------------------------------------------------------------------------
Computer Software -- 4.0%
       170,200     Microsoft Corp.(a)                                                             16,328,563
       600,000     Netscape Communications Corp.(a)                                               10,837,500
------------------------------------------------------------------------------------------------------------
                                                                                                  27,166,063
------------------------------------------------------------------------------------------------------------
Diversified Technology -- 2.7%
       585,000     C-Cor Electronics, Inc.(a)                                                      7,020,000
       340,000     Drexler Technology Corp.(a)(b)                                                  3,315,000
       589,000     Excel Technology Inc.(a)                                                        3,911,328
       305,000     GenRad Inc.(a)                                                                  3,202,500
       150,000     Indigo N.V.(a)                                                                    365,625
       100,000     Vivid Technologies, Inc.(a)                                                       762,500
------------------------------------------------------------------------------------------------------------
                                                                                                  18,576,953
------------------------------------------------------------------------------------------------------------
Drug Delivery/Testing -- 0.4%
       499,500     Advanced Polymer Systems Inc.(a)                                                2,185,313
       175,000     Cygnus Inc.(a)(b)                                                                 568,750
------------------------------------------------------------------------------------------------------------
                                                                                                   2,754,063
------------------------------------------------------------------------------------------------------------
Energy -- 2.2%
     1,000,000     EVI, Inc.(a)                                                                   15,250,000
------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                             1998 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                              August 31, 1998
================================================================================

============================================================================================================
       SHARES                     SECURITY                                                         VALUE
============================================================================================================
Healthcare - Miscellaneous -- 0.3%
       100,000     Biosite Diagnostics, Inc.(a)                                                 $    375,000
        70,000     EDAP TMS S.A.(a)                                                                  192,500
       275,000     Nanogen Inc.(a)                                                                 1,271,875
        45,000     Symphonix Devices, Inc.(a)                                                        140,625
------------------------------------------------------------------------------------------------------------
                                                                                                   1,980,000
------------------------------------------------------------------------------------------------------------
Investment Banking Services -- 6.3%
       750,000     Lehman Brothers Holdings Inc.                                                  29,531,250
       200,000     Merrill Lynch & Co., Inc.                                                      13,200,000
------------------------------------------------------------------------------------------------------------
                                                                                                  42,731,250
------------------------------------------------------------------------------------------------------------
Machinery -- 0.8%
       500,000     Bridgeport Machines Inc.(a)                                                     5,500,000
------------------------------------------------------------------------------------------------------------
Managed Healthcare Providers -- 4.1%
       775,000     United Healthcare Corp.(b)                                                     27,996,875
------------------------------------------------------------------------------------------------------------
Multi-Industry -- 11.7%
     1,440,000     Tyco International Ltd.(b)                                                     79,920,000
------------------------------------------------------------------------------------------------------------
Pharmaceuticals -- 12.8%
        80,000     EP Medsystems Inc.(a)                                                             260,000
     1,600,000     Forest Laboratories Inc., Class A Shares(a)                                    52,400,000
     2,000,000     Gensia Sicor, Inc.(a)                                                           5,500,000
       800,000     IDEC Pharmaceuticals Corp.(a)                                                  14,400,000
       120,800     Pfizer Inc.                                                                    11,234,400
       200,000     Shaman Pharmaceuticals Inc.(a)(b)                                                 356,250
       225,000     Vertex Pharmaceuticals Inc.(a)(b)                                               3,431,250
------------------------------------------------------------------------------------------------------------
                                                                                                  87,581,900
------------------------------------------------------------------------------------------------------------
Semiconductors -- 13.4%
       550,000     Cirrus Logic Inc.(a)                                                            3,334,375
     1,020,000     Intel Corp.                                                                    72,611,250
       500,000     Micron Technology Inc.(a)(b)                                                   11,375,000
       630,000     Standard Microsystems Corp.(a)                                                  3,937,500
------------------------------------------------------------------------------------------------------------
                                                                                                  91,258,125
------------------------------------------------------------------------------------------------------------
                   TOTAL COMMON STOCK
                   (Cost-- $432,447,255)                                                         676,195,308
============================================================================================================
FOREIGN PREFERRED STOCK -- 0.8%
        84,384     Nokia Corp. AB (Cost-- $1,242,555)                                              5,637,906
============================================================================================================
                   TOTAL INVESTMENTS -- 100%
                   (Cost-- $433,689,810*)                                                       $681,833,214
============================================================================================================

(a)  Non-income producing security.
(b)  A portion of this security is on loan (See Note 5).
*    Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       9

=================================================================================================
Statement of Assets and Liabilities                                               August 31, 1998
=================================================================================================
ASSETS:
     Investments, at value (Cost-- $433,689,810)                                    $681,833,214
     Collateral for securities on loan (Note 5)                                      139,266,370
     Receivable for securities sold                                                      906,570
     Receivable for Fund shares sold                                                     735,262
     Dividends and interest receivable                                                   126,185
-------------------------------------------------------------------------------------------------
     Total Assets                                                                    822,867,601
-------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities on loan (Note 5)                                         139,266,370
     Payable for Fund shares purchased                                                 1,897,971
     Payable to bank                                                                   1,497,001
     Investment advisory fees payable                                                    422,092
     Administration fees payable                                                         140,536
     Distribution fees payable                                                            73,638
     Accrued expenses                                                                    243,655
-------------------------------------------------------------------------------------------------
     Total Liabilities                                                               143,541,263
-------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $679,326,338
=================================================================================================

NET ASSETS:
     Par value of capital shares                                                       $ 204,335
     Capital paid in excess of par value                                             412,794,432
     Accumulated net investment loss                                                      (1,923)
     Accumulated net realized gain from security transactions                         18,186,090
     Net unrealized appreciation of investments                                      248,143,404
-------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $679,326,338
=================================================================================================
Shares Outstanding:
     Class A                                                                           8,773,771
     --------------------------------------------------------------------------------------------
     Class B                                                                           5,784,027
     --------------------------------------------------------------------------------------------
     Class L                                                                           2,029,104
     --------------------------------------------------------------------------------------------
     Class Y                                                                           2,627,609
     --------------------------------------------------------------------------------------------
     Class Z                                                                           1,218,971
     --------------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                                       $33.78
     --------------------------------------------------------------------------------------------
     Class B *                                                                            $32.12
     --------------------------------------------------------------------------------------------
     Class L **                                                                           $32.19
     --------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                                       $34.13
     --------------------------------------------------------------------------------------------
     Class Z (and redemption price)                                                       $34.58
     --------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 5.26% of net asset value per share)                    $35.56
     --------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                    $32.52
=================================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within one year from initial purchase.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                            1998 Annual Report to Shareholders

====================================================================================================
Statement of Operations                                           For the Year Ended August 31, 1998
====================================================================================================
INVESTMENT INCOME:
     Dividends                                                                           $ 1,388,762
     Interest                                                                                641,388
     Less: Foreign withholding tax                                                            (8,431)
----------------------------------------------------------------------------------------------------
     Total Investment Income                                                               2,021,719
----------------------------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees (Note 2)                                                     5,176,481
     Distribution fees (Note 2)                                                            3,984,290
     Administration fees (Note 2)                                                          1,725,494
     Shareholder and system servicing fees                                                   794,070
     Registration fees                                                                       151,363
     Shareholder communications                                                              149,429
     Directors' fees                                                                          52,000
     Audit and legal                                                                          36,924
     Custody                                                                                  34,799
     Other                                                                                    69,966
----------------------------------------------------------------------------------------------------
     Total Expenses                                                                       12,174,816
----------------------------------------------------------------------------------------------------
Net Investment Loss                                                                      (10,153,097)
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
     Realized Gain From Security Transactions
     (excluding short-term securities):
        Proceeds from sales                                                               83,391,648
        Cost of securities sold                                                           62,459,227
----------------------------------------------------------------------------------------------------
     Net Realized Gain                                                                    20,932,421
----------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments:
        Beginning of year                                                                378,425,928
        End of year                                                                      248,143,404
----------------------------------------------------------------------------------------------------
     Decrease in Net Unrealized Appreciation                                            (130,282,524)
----------------------------------------------------------------------------------------------------
Net Loss on Investments                                                                 (109,350,103)
----------------------------------------------------------------------------------------------------
Decrease in Net Assets From Operations                                                 $(119,503,200)
====================================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      11

================================================================================
Statement of Changes in Net Assets                For the Years Ended August 31,
================================================================================

                                                                                                   1998                    1997
===================================================================================================================================
OPERATIONS:
     Net investment loss                                                                    $  (10,153,097)           $ (7,389,592)
     Net realized gain                                                                          20,932,421              39,280,111
     Increase (decrease) in net unrealized appreciation                                       (130,282,524)            235,657,971
-----------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Operations                                        (119,503,200)            267,548,490
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net realized gains                                                                        (38,847,159)            (15,724,994)
-----------------------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders                                 (38,847,159)            (15,724,994)
-----------------------------------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                                        1,188,296,454             679,494,690
     Net asset value of shares issued for reinvestment of dividends                             30,686,349              13,250,651
     Cost of shares reacquired                                                              (1,191,738,320)           (676,253,200)
-----------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                                        27,244,483              16,492,141
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                                             (131,105,876)            268,315,637

NET ASSETS:
     Beginning of year                                                                         810,432,214             542,116,577
-----------------------------------------------------------------------------------------------------------------------------------
     End of year*                                                                            $ 679,326,338           $ 810,432,214
===================================================================================================================================
* Includes accumulated net investment loss of:                                                     $(1,923)               $(10,811)
===================================================================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                            1998 Annual Report to Shareholders

================================================================================
Notes to Financial Statements
================================================================================

1.   Significant Accounting Policies

The Smith Barney Aggressive Growth Fund Inc. ("Fund"), a Maryland corporation is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government and agency obligations are valued at the bid price. Investments in securities for which market quotations are not available are valued at fair value as determined in good faith by the Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, an accumulated net investment loss of $7,416,237 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.   Investment Advisory Agreement, Administration Agreement and Other
     Transactions

Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC an advisory fee calculated at an annual rate of 0.60% of the average daily net assets. This fee is calculated daily and paid monthly.

MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares and primary broker for its portfolio agency transactions.

On June 12, 1998, the Fund's Class C shares were renamed Class L shares. Effective June 15, 1998, Class L shares are being sold at net asset value plus a maximum initial sales charge of 1.00%. Class L shares also have a 1.00% contingent deferred sales charge ("CDSC"), which applies if redemption occurs within the first year of purchase.

There is also a CDSC of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 1.00% per year until no CDSC is incurred. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      13

================================================================================
Notes to Financial Statements (continued)
================================================================================

within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended August 31, 1998, SB received sales charges of approximately $759,000 and $25,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to SB were approximately:

                                       Class A        Class B       Class L
================================================================================
CDSCs                                  $1,000         $341,000       $9,000
================================================================================

Pursuant to a Distribution Plan the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the year ended August 31, 1998, total Distribution Plan fees were as follows:

                                     Class A         Class B         Class L
================================================================================
Distribution Plan Fees               $927,437       $2,247,276       $809,577
================================================================================

All officers and one Director of the Fund are employees of SB.

3.   Investments

During the year ended August 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $56,194,026
--------------------------------------------------------------------------------
Sales                                                                 83,391,648
================================================================================

At August 31, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                     $ 323,502,674
Gross unrealized depreciation                                       (75,359,270)
-------------------------------------------------------------------------------
Net unrealized appreciation                                       $ 248,143,404
================================================================================

4.   Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5.   Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At August 31, 1998, the Fund loaned common stocks having a value of approximately $125,818,968 and holds the following collateral for loaned securities:

Security Description                                                    Value
================================================================================
Time Deposits:
   Banco Bilboa Vizcaya, 5.812% due 9/1/98                          $ 19,432,661
   Bank Brussels Lambert, 5.812% due 9/1/98                           39,790,798
   Societe Generale, 5.812% due 9/1/98                                19,432,661
   Svenska Handelsbanken,
     5.812% due 9/1/98                                                21,388,156
   Westdeutsche Landesbank,
     5.812% due 9/1/98                                                16,656,567
Repurchase Agreement:
   Morgan Stanley, 5.810% due 9/1/98                                  22,565,527
--------------------------------------------------------------------------------
Total                                                               $139,266,370
================================================================================

Interest income earned by the Fund from securities lending for the year ended August 31, 1998 was $380,853.

--------------------------------------------------------------------------------
14                                            1998 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

6.   Capital Shares

At August 31, 1998, the Fund had 100 million shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.

At August 31, 1998, total paid-in capital amounted to the following for each class:

                                    Class A              Class B             Class L                Class Y             Class Z
====================================================================================================================================
Total Paid-in Capital            $108,098,930         $167,727,650          $43,338,557           $69,242,623         $24,591,007
====================================================================================================================================

Transactions in shares of each class were as follows:

                                                            Year Ended                                     Year Ended
                                                          August 31, 1998                                August 31, 1997
                                               -------------------------------------          --------------------------------------
                                                 Shares                  Amount                 Shares                  Amount
====================================================================================================================================
Class A
Shares sold                                     21,333,538              $902,655,163            12,458,917           $ 430,880,504
Shares issued on reinvestment                      385,804                15,173,658               219,052               6,860,680
Shares redeemed                                (20,932,711)             (889,903,470)          (13,470,744)           (465,482,694)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            786,631              $ 27,925,351              (792,775)          $ (27,741,510)
====================================================================================================================================
Class B
Shares sold                                      5,409,162              $218,854,365             4,486,678           $ 148,506,108
Shares issued on reinvestment                      260,912                 9,820,734               126,231               3,822,271
Shares redeemed                                 (4,805,074)             (194,506,323)           (4,583,116)           (150,883,158)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                       865,000              $ 34,168,776                29,793           $   1,445,221
====================================================================================================================================
Class L+
Shares sold                                        786,447              $ 32,005,002             1,248,662           $  40,857,598
Shares issued on reinvestment                       96,287                 3,630,010                56,833               1,722,597
Shares redeemed                                   (775,551)              (31,661,828)           (1,669,256)            (54,155,480)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            107,183              $  3,973,184              (363,761)          $ (11,575,285)
====================================================================================================================================
Class Y
Shares sold                                        642,321              $ 26,209,826             1,725,792           $  55,549,740
Shares issued on reinvestment                            9                       346                     3                      84
Shares redeemed                                 (1,774,035)              (73,189,015)                 (107)                 (3,752)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                         (1,131,705)             $(46,978,843)            1,725,688           $  55,546,072
====================================================================================================================================
Class Z
Shares sold                                        202,137              $  8,572,098               107,263           $   3,700,740
Shares issued on reinvestment                       51,347                 2,061,601                26,548                 845,019
Shares redeemed                                    (56,869)               (2,477,684)             (167,718)             (5,728,116)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            196,615              $  8,156,015               (33,907)          $  (1,182,357)
====================================================================================================================================

+    On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      15

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class A Shares                                              1998            1997            1996            1995            1994
===================================================================================================================================
Net Asset Value, Beginning of Year                         $41.80          $28.76           $33.53          $26.76         $23.59
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                                      (0.42)          (0.33)           (0.31)          (0.34)         (0.32)
   Net realized and unrealized gain (loss)                  (5.64)          14.18            (2.09)           8.48           3.49
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                         (6.06)          13.85            (2.40)           8.14           3.17
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                                       (1.96)          (0.81)           (2.37)          (1.37)            --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (1.96)          (0.81)           (2.37)          (1.37)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                               $33.78          $41.80           $28.76          $33.53         $26.76
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                               (15.16)%         49.11%           (7.44)%         31.95%         13.44%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                           $296,376        $333,877         $252,531        $292,402       $180,917
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                  1.21%           1.21%            1.30%           1.37%          1.42%*
   Net investment loss                                      (0.97)          (0.93)           (0.97)          (1.05)         (1.23)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                         7%              6%              13%             44%            11%
===================================================================================================================================

* The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 1.43%.


--------------------------------------------------------------------------------
16                                            1998 Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class B Shares                                             1998             1997            1996            1995            1994
===================================================================================================================================
Net Asset Value, Beginning of Year                        $40.17          $27.88          $32.82          $26.42          $23.46
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                                     (0.66)          (0.56)          (0.53)          (0.33)          (0.29)
   Net realized and unrealized gain (loss)                 (5.43)          13.66           (2.04)           8.10            3.25
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                        (6.09)          13.10           (2.57)           7.77            2.96
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                                      (1.96)          (0.81)          (2.37)          (1.37)             --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (1.96)          (0.81)          (2.37)          (1.37)             --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                              $32.12          $40.17          $27.88          $32.82          $26.42
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                              (15.90)%         47.94%          (8.16)%         30.93%          12.62%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                          $185,808        $197,559        $136,322         $97,438         $49,741
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                 2.02%           2.01%           2.07%           2.12%           2.22%*
   Net investment loss                                     (1.78)          (1.73)          (1.75)          (1.80)          (2.04)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                        7%              6%             13%             44%             11%
===================================================================================================================================

* The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 2.23%.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      17

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class L Shares(1)                                          1998            1997            1996           1995(2)          1994
==================================================================================================================================
Net Asset Value, Beginning of Year                       $40.22          $27.91          $32.84          $26.42          $23.47
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                                    (0.68)          (0.59)          (0.53)          (0.40)          (0.17)
   Net realized and unrealized gain (loss)                (5.39)          13.71           (2.03)           8.19            3.12
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                       (6.07)          13.12           (2.56)           7.79            2.95
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                                     (1.96)          (0.81)          (2.37)          (1.37)             --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       (1.96)          (0.81)          (2.37)          (1.37)             --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                             $32.19          $40.22          $27.91          $32.84          $26.42
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                             (15.80)%         47.97%          (8.12)%         31.01%          12.57%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                          $65,312         $77,297         $63,786         $72,324            $367
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                1.97%           1.97%           2.06%           2.12%           2.08%*
   Net investment loss                                    (1.73)          (1.68)          (1.75)          (1.80)          (1.90)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                       7%              6%             13%             44%             11%
==================================================================================================================================

(1)  On June 12, 1998, Class C shares were renamed Class L shares.
(2)  On November 7, 1994, the former Class D shares were renamed Class C shares.
 * The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 2.09%.


--------------------------------------------------------------------------------
18                                            1998 Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class Y Shares                                                                          1998              1997          1996(1)
===================================================================================================================================
Net Asset Value, Beginning of Year                                                     $42.07            $28.84         $31.86
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                                                                  (0.25)            (0.16)         (0.12)
   Net realized and unrealized gain (loss)                                              (5.73)            14.20          (0.53)
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                                     (5.98)            14.04          (0.65)
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                                                                   (1.96)            (0.81)         (2.37)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                     (1.96)            (0.81)         (2.37)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                                           $34.13            $42.07         $28.84
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                                                           (14.86)%           49.64%        (10.13)%*++
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                                        $89,675          $158,146        $58,641
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                                              0.85%             0.84%          0.84%+
   Net investment loss                                                                  (0.62)            (0.56)         (0.49)+
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                     7%                6%            13%
===================================================================================================================================

(1)  For the period from October 12, 1995 (inception date) to August 31, 1996.
* Performance for Class Y shares is for the period from January 31, 1996 to August 31, 1996 since all Class Y shares were redeemed during November 1995 and new shares in Class Y were not purchased until January 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      19

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class Z Shares                                             1998            1997             1996          1995(1)           1994
===================================================================================================================================
Net Asset Value, Beginning of Year                        $42.60          $29.20          $33.88          $26.94          $23.67
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                                     (0.28)          (0.20)          (0.20)          (0.34)          (0.31)
   Net realized and unrealized gain (loss)                 (5.78)          14.41           (2.11)           8.65            3.58
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                        (6.06)          14.21           (2.31)           8.31            3.27
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                                      (1.96)          (0.81)          (2.37)          (1.37)             --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (1.96)          (0.81)          (2.37)          (1.37)             --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                              $34.58          $42.60          $29.20          $33.88          $26.94
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                              (14.86)%         49.61%          (7.07)%         32.38%          13.81%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                           $42,155         $43,553         $30,837         $27,209         $24,467
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                 0.85%           0.85%           0.93%           1.12%           1.01%*
   Net investment loss                                     (0.62)          (0.57)          (0.61)          (0.80)          (0.83)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                        7%              6%             13%             44%             11%
===================================================================================================================================

(1)  On November 7, 1994, the former Class C shares were renamed Class Z shares.
 * The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 1.02%.


--------------------------------------------------------------------------------
20                                            1998 Annual Report to Shareholders

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Directors of
Smith Barney Aggressive Growth Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Aggressive Growth Fund Inc. as of August 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1994, were audited by other auditors whose report thereon, dated October 7, 1994, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian. As to securities sold but not delivered, we performed other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Aggressive Growth Fund Inc. as of August 31, 1998, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with generally accepted accounting principles.


                                   /s/ KPMG Peat Marwick LLP


New York, New York
October 15, 1998


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      21

================================================================================
Tax Information (unaudited)
================================================================================

For Federal tax purposes the Fund hereby designates for the fiscal year ended August 31, 1998:

     . The Taxpayer Relief Act of 1997 enacted differing rates of tax on various long-term capital gain transactions. As a result, the Fund designates:

          . Total long-term capital gain distributions paid of $38,847,159 which are considered "20 percent rate gains".


--------------------------------------------------------------------------------
22                                            1998 Annual Report to Shareholders

================================================================================
Additional Shareholder Information (unaudited)
================================================================================

On March 9, 1998, a Special Meeting of shareholders of the Fund was held for the purpose of voting on the following matters:

     1.   To elect Directors of the Fund; and

     2. To approve or disapprove the reclassification, modification and/or elimination of certain fundamental investment policies.

     The results of the vote on Proposal 1 were as follows:

                                                                     Percentage                                       Percentage
                                          Shares Voted               of Shares              Shares Voted              of Shares
Name of Director                               For                     Voted                   Against                  Voted
====================================================================================================================================
Paul R. Ades                             10,633,754.068                97.210%               305,222.474                2.790%
Herbert Barg                             10,608,111.937                96.975                330,864.605                3.025
Dwight B. Crane                          10,632,377.156                97.197                306,599.386                2.803
Frank Hubbard                            10,635,107.914                97.222                303,868.628                2.778
Jerome Miller                            10,632,725.072                97.200                306,251.470                2.800
Ken Miller                               10,635,814.947                97.229                303,161.595                2.771
Heath B. McLendon                        10,624,679.065                97.127                314,297.477                2.873
====================================================================================================================================

Proposal 2 requested that shareholders approve certain changes to the fundamental policies of the Fund in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Fund. The following chart demonstrates that all proposals were approved by shareholders.

Please note that "M" indicates a modification of the policy; and "R" indicates the reclassification of the policy from fundamental (which would require shareholder approval to change) to non-fundamental (which can be changed by a vote of the Board of Directors).

================================================================================
   M  Diversification                                                Approved
--------------------------------------------------------------------------------
   M  Senior Securities                                              Approved
--------------------------------------------------------------------------------
   M  Industry Concentration                                         Approved
--------------------------------------------------------------------------------
   M  Borrowing                                                      Approved
--------------------------------------------------------------------------------
   M  Lending                                                        Approved
--------------------------------------------------------------------------------
   R  Margin and Short-Sales                                         Approved
--------------------------------------------------------------------------------
   M  Real Estate                                                    Approved
================================================================================

The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of the Fund on all proposals.*

                            Percentage                                     Percentage                                   Percentage
    Shares Voted             of Shares             Shares Voted             of Shares              Shares                of Shares
         For                   Voted                  Against                 Voted              Abstaining              Abstained
====================================================================================================================================
    9,888,950.688             90.811%               206,860.957              1.900%              793,774.897              7.289%
====================================================================================================================================

*    Broker non-votes constituted less than one percent of voted shares.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      23

                      [This page intentionally left blank]

Smith Barney
Aggressive Growth
Fund Inc.

Directors                               Investment Adviser and Administrator

Paul R. Ades                            Mutual Management Corp.
Herbert Barg
Dwight B. Crane                         Distributor
Frank Hubbard
Heath B. McLendon, Chairman             Smith Barney Inc.
Jerome Miller
Ken Miller
                                        Custodian
Allan R. Johnson, Emeritus
John F. White, Emeritus                 PNC Bank, N.A.


Officers                                Shareholder Servicing Agent

Heath B. McLendon                       First Data Investor Services Group, Inc.
President and Chief Executive Officer   P.O. Box 9134
                                        Boston, MA 02205-9134
Lewis E. Daidone
Senior Vice President and Treasurer     This report is submitted for the general
                                        information of shareholders of Smith
Richard A. Freeman                      Barney Aggressive Growth Fund Inc. It is
Vice President and Investment Officer   not for distribution to prospective
                                        investors unless accompanied by a
Thomas M. Reynolds                      current Prospectus for the Fund, which
Controller                              contains information concerning the
                                        Fund's investment policies and expenses
Christina T. Sydor                      as well as other pertinent information.
Secretary


                                        SMITH BARNEY
                                        ------------

                                               A Member of TravelersGroup [LOGO]

                                        Smith Barney Aggressive
                                        Growth Fund Inc.
                                        Smith Barney Mutual Funds
                                        388 Greenwich Street
                                        MF-2
                                        New York, New York 10013

                                        www.smithbarney.com

                                        FD0433  10/98